Inventories	6 Months Ended
Jun. 30, 2011
Inventories [Abstract]
Inventories	Note 2 - Inventories Inventories consisted of the following:
	June 30, 2011	December 31, 2010
Finished goods	$2,459,541	$2,443,720
Less reserve	-	-
	$2,459,541	$2,443,720